Annual Fund Operating Expenses	Feb. 28, 2025
2x Bitcoin Strategy ETF | 2x Bitcoin Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	2.38%
2x Corn ETF | 2x Corn ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.13%
Expenses (as a percentage of Assets)	1.98%
2x Ether ETF | 2x Ether ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.80%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	2.67%
2x Wheat ETF | 2x Wheat ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	2.01%
One+One S&P 500 and Bitcoin ETF | One+One S&P 500 and Bitcoin ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.85%
One+One Nasdaq-100(R) and Bitcoin ETF | One+One Nasdaq-100(R) and Bitcoin ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	0.85%
Volatility Premium Plus ETF | Volatility Premium Plus ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	1.45%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[2]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[3]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[4]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year